CHANGING PARAMETERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 118.2%
	FIXED INCOME - 118.2%
1,131,577	AB High Income Fund, Inc., Advisor Class	$ 9,075,247
1,256,453	AlphaCentric Income Opportunities Fund, Class I	14,537,165
1,114,436	American High-Income Trust, Class F-2	11,590,137
1,082,392	Janus Henderson High-Yield Fund, Class I	9,276,102
2,146,773	Lord Abbett Floating Rate Fund, Class I	17,989,959
921,504	MainStay MacKay High Yield Municipal Bond Fund	12,412,659
3,506	Nuveen High Yield Municipal Bond Fund, Class I	63,464
940,297	PIMCO High Yield Fund, Institutional Class	8,500,281
799,895	Principal Spectrum Preferred & Capital Securities Income Fund, Institutional Class	8,374,905
722,735	Stone Harbor Emerging Market Debt Fund	7,104,485
		98,924,404

	TOTAL OPEN END FUNDS (Cost $93,869,761)	98,924,404

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
61,771	Federated Hermes Government Obligations Fund, Institutional Class, 0.02% (Cost $61,771)(a)	61,771

	TOTAL INVESTMENTS - 118.3% (Cost $93,931,532)	$ 98,986,175
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.3)%	(15,305,865)
	NET ASSETS - 100.0%	$ 83,680,310

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.